Document and Entity Information	Jun. 21, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001785530
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jun. 21, 2023
Entity Registrant Name	WEREWOLF THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40366
Entity Tax Identification Number	82-3523180
Entity Address, Address Line One	200 Talcott Avenue
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	(617)
Local Phone Number	952-0555
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	HOWL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true